Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103-7098
Telephone  215.564.8000
Fax  215.564.8120
www.stradley.com

May 13, 2011

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           Bennett Group of Funds
File Nos. 333-169582 and 811-22478

Dear Sir or Madam:

Attached herewith is Pre-Effective Amendment No. 5 to the Registration Statement on Form N-1A (the “Pre-Effective Amendment”) for the Bennett Group of Funds (the “Registrant”).  The Pre-Effective Amendment is being filed with the Securities and Exchange Commission (“SEC”) via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.

        This Pre-Effective Amendment is being filed solely for the purpose of providing revised signature pages.

       Although the Registrant recognizes that the SEC is under no legal obligation to declare the Registrant’s Registration Statement effective within a certain time period, the Registrant respectfully seeks to receive an order of effectiveness as soon as practicable, as detailed in the previously filed acceleration request.

Please contact the undersigned directly at (215) 564-8554 with any comments or questions relating to this filing.

Sincerely yours,

/s/ Alexander F. Smith
Alexander F. Smith